AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Aerospace & Defense — 2.4%
Aerojet Rocketdyne Holdings, Inc.*	56,293	$2,245,528
Kratos Defense & Security Solutions, Inc.*	368,140	7,097,739
Mercury Systems, Inc.*	138,098	10,697,071
		20,040,338
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	105,319	2,639,294
Echo Global Logistics, Inc.*	106,380	2,741,413
		5,380,707
Auto Components — 0.2%
Fox Factory Holding Corp.*	8,702	646,819
Visteon Corp.*	16,708	1,156,528
		1,803,347
Automobiles — 0.2%
Winnebago Industries, Inc.	40,931	2,114,905
Banks — 1.3%
National Bank Holdings Corp. (Class A Stock)	105,571	2,771,238
OceanFirst Financial Corp.	136,291	1,865,824
Pacific Premier Bancorp, Inc.	170,899	3,441,906
Webster Financial Corp.	102,241	2,700,185
		10,779,153
Biotechnology — 16.5%
Adamas Pharmaceuticals, Inc.*	120,558	496,699
ADC Therapeutics SA (Switzerland)*(a)	33,352	1,100,283
Adverum Biotechnologies, Inc.*(a)	233,645	2,406,544
Allogene Therapeutics, Inc.*(a)	70,798	2,669,793
Applied Therapeutics, Inc.*(a)	79,925	1,659,243
Arena Pharmaceuticals, Inc.*	55,979	4,186,669
Argenx SE (Netherlands), ADR*	10,749	2,821,828
Assembly Biosciences, Inc.*	54,208	891,180
Atreca, Inc. (Class A Stock)*(a)	122,233	1,707,595
Avrobio, Inc.*(a)	245,113	3,191,371
Biohaven Pharmaceutical Holding Co. Ltd.*	32,942	2,141,559
Blueprint Medicines Corp.*	62,167	5,762,881
Bridgebio Pharma, Inc.*(a)	70,622	2,649,737
Cardiff Oncology, Inc.*	58,606	831,619
CareDx, Inc.*	149,877	5,686,333
Castle Biosciences, Inc.*	103,031	5,300,945
ChemoCentryx, Inc.*	64,490	3,534,052
CRISPR Therapeutics AG (Switzerland)*(a)	29,000	2,425,560
Deciphera Pharmaceuticals, Inc.*	44,150	2,264,895
Dicerna Pharmaceuticals, Inc.*	175,241	3,152,586
Fate Therapeutics, Inc.*	76,572	3,060,583
IGM Biosciences, Inc.*(a)	36,224	2,673,694
Immunomedics, Inc.*(a)	61,947	5,267,353
Immunovant, Inc.*	89,432	3,147,112
Iovance Biotherapeutics, Inc.*	64,893	2,136,278
Karyopharm Therapeutics, Inc.*(a)	255,740	3,733,804
Magenta Therapeutics, Inc.*	261,650	1,779,220
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
MannKind Corp.*(a)	536,683	$1,008,964
MeiraGTx Holdings PLC*	154,017	2,039,185
Mirati Therapeutics, Inc.*(a)	29,757	4,941,150
ORIC Pharmaceuticals, Inc.*(a)	52,784	1,320,128
Oyster Point Pharma, Inc.*(a)	52,116	1,100,169
Passage Bio, Inc.*(a)	53,231	697,858
PMV Pharmaceuticals, Inc.*	154,043	5,468,527
Poseida Therapeutics, Inc.*(a)	117,570	1,042,846
Prelude Therapeutics, Inc.*	78,226	2,356,949
Relay Therapeutics, Inc.*(a)	106,365	4,530,085
Repare Therapeutics, Inc. (Canada)*(a)	77,732	2,391,814
Replimune Group, Inc.*	146,120	3,363,682
Sage Therapeutics, Inc.*(a)	58,453	3,572,647
Taysha Gene Therapies, Inc.*(a)	88,195	1,975,568
Turning Point Therapeutics, Inc.*(a)	50,384	4,401,546
Twist Bioscience Corp.*	115,561	8,779,169
United Therapeutics Corp.*	30,965	3,127,465
Vir Biotechnology, Inc.*(a)	53,831	1,848,018
Xencor, Inc.*	73,880	2,865,805
Xenon Pharmaceuticals, Inc. (Canada)*	155,191	1,717,964
Zymeworks, Inc. (Canada)*	63,528	2,959,134
		138,188,089
Building Products — 1.9%
AZEK Co., Inc. (The)*	154,576	5,380,790
Griffon Corp.(a)	64,027	1,251,088
Masonite International Corp.*	33,075	3,254,580
Trex Co., Inc.*(a)	87,980	6,299,368
		16,185,826
Capital Markets — 0.5%
Moelis & Co. (Class A Stock)(a)	124,763	4,384,172
Chemicals — 0.6%
Avient Corp.	84,503	2,235,949
Ingevity Corp.*	49,075	2,426,268
		4,662,217
Commercial Services & Supplies — 2.3%
Casella Waste Systems, Inc. (Class A Stock)*	101,410	5,663,748
IAA, Inc.*	127,192	6,622,887
Montrose Environmental Group, Inc.*(a)	61,490	1,464,692
Tetra Tech, Inc.	58,821	5,617,406
		19,368,733
Communications Equipment — 0.4%
Viavi Solutions, Inc.*	271,980	3,190,325
Construction & Engineering — 1.2%
Arcosa, Inc.	41,680	1,837,671
MasTec, Inc.*(a)	122,134	5,154,055
NV5 Global, Inc.*(a)	52,998	2,796,704
		9,788,430
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.2%
Green Dot Corp. (Class A Stock)*	27,182	$1,375,681
Distributors — 0.7%
Pool Corp.	18,203	6,089,632
Diversified Consumer Services — 2.2%
Chegg, Inc.*	255,074	18,222,487
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	58,310	3,501,515
Vonage Holdings Corp.*	402,547	4,118,056
		7,619,571
Electrical Equipment — 2.3%
Generac Holdings, Inc.*	60,497	11,714,639
Regal Beloit Corp.	57,598	5,406,724
Vicor Corp.*	27,868	2,166,180
		19,287,543
Electronic Equipment, Instruments & Components — 0.4%
FARO Technologies, Inc.*	10,350	631,143
II-VI, Inc.*(a)	67,049	2,719,507
		3,350,650
Entertainment — 0.8%
Glu Mobile, Inc.*	856,588	6,574,313
Equity Real Estate Investment Trusts (REITs) — 1.7%
Monmouth Real Estate Investment Corp.	140,333	1,943,612
QTS Realty Trust, Inc. (Class A Stock)(a)	170,937	10,772,450
Ryman Hospitality Properties, Inc.	49,809	1,832,971
		14,549,033
Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	133,956	5,565,872
Grocery Outlet Holding Corp.*(a)	174,515	6,861,930
Performance Food Group Co.*	186,310	6,450,052
		18,877,854
Food Products — 3.4%
Freshpet, Inc.*	104,256	11,640,183
Simply Good Foods Co. (The)*	292,688	6,453,770
Vital Farms, Inc.*(a)	245,675	9,957,208
		28,051,161
Health Care Equipment & Supplies — 4.2%
AtriCure, Inc.*	201,417	8,036,538
LivaNova PLC*	41,198	1,862,562
Outset Medical, Inc.*(a)	9,774	488,700
SeaSpine Holdings Corp.*	78,315	1,119,904
Silk Road Medical, Inc.*	120,772	8,117,086
STAAR Surgical Co.*	125,652	7,106,877
Tandem Diabetes Care, Inc.*	54,452	6,180,302
TransMedics Group, Inc.*(a)	175,956	2,424,674
		35,336,643
Health Care Providers & Services — 1.4%
Addus HomeCare Corp.*	35,829	3,386,199
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Covetrus, Inc.*	23,088	$563,347
LHC Group, Inc.*	37,757	8,025,628
		11,975,174
Health Care Technology — 2.4%
American Well Corp. (Class A Stock)*	34,383	1,019,112
Inspire Medical Systems, Inc.*	65,692	8,477,553
Livongo Health, Inc.*	48,895	6,847,745
Tabula Rasa HealthCare, Inc.*(a)	94,525	3,853,784
		20,198,194
Hotels, Restaurants & Leisure — 5.4%
Churchill Downs, Inc.	96,790	15,856,138
Chuy’s Holdings, Inc.*(a)	78,377	1,534,622
Everi Holdings, Inc.*	320,190	2,641,567
Jack in the Box, Inc.	70,929	5,625,379
Noodles & Co.*(a)	221,134	1,519,190
Planet Fitness, Inc. (Class A Stock)*	135,314	8,338,049
PlayAGS, Inc.*	149,987	530,954
SeaWorld Entertainment, Inc.*	71,080	1,401,698
Wendy’s Co. (The)	201,282	4,487,582
Wingstop, Inc.(a)	20,624	2,818,270
		44,753,449
Household Durables — 3.9%
Helen of Troy Ltd.*	12,587	2,435,836
Installed Building Products, Inc.*	40,874	4,158,929
Meritage Homes Corp.*	65,361	7,215,201
Taylor Morrison Home Corp.*	204,057	5,017,762
TopBuild Corp.*	81,270	13,871,976
		32,699,704
Insurance — 2.1%
BRP Group, Inc. (Class A Stock)*	203,682	5,073,718
eHealth, Inc.*(a)	28,055	2,216,345
Hanover Insurance Group, Inc. (The)	8,028	748,049
Palomar Holdings, Inc.*	71,887	7,493,501
Selectquote, Inc.*(a)	86,040	1,742,310
		17,273,923
Interactive Media & Services — 0.3%
EverQuote, Inc. (Class A Stock)*(a)	72,576	2,804,337
Internet & Direct Marketing Retail — 0.8%
CarParts.com, Inc.*(a)	55,890	604,171
Magnite, Inc.*(a)	461,871	3,207,694
Stamps.com, Inc.*	12,683	3,055,969
		6,867,834
IT Services — 2.3%
LiveRamp Holdings, Inc.*	53,211	2,754,733
Perficient, Inc.*	54,432	2,326,424
Science Applications International Corp.(a)	48,197	3,779,609
Shift4 Payments, Inc. (Class A Stock)*	62,471	3,021,098
USA Technologies, Inc.*(a)	221,062	1,934,292

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	19,900	$5,071,515
		18,887,671
Leisure Products — 0.4%
YETI Holdings, Inc.*(a)	65,380	2,963,022
Life Sciences Tools & Services — 4.5%
Adaptive Biotechnologies Corp.*	64,730	3,147,820
Medpace Holdings, Inc.*	54,561	6,097,192
NanoString Technologies, Inc.*(a)	180,653	8,075,189
NeoGenomics, Inc.*(a)	377,942	13,942,280
Repligen Corp.*	41,089	6,062,271
		37,324,752
Machinery — 2.6%
Altra Industrial Motion Corp.	141,658	5,237,096
Astec Industries, Inc.	114,525	6,212,981
Chart Industries, Inc.*	151,483	10,644,711
		22,094,788
Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	51,698	4,515,820
Oil, Gas & Consumable Fuels — 0.4%
New Fortress Energy, Inc.(a)	77,725	3,420,677
Paper & Forest Products — 0.7%
Boise Cascade Co.	145,977	5,827,402
Personal Products — 0.7%
BellRing Brands, Inc. (Class A Stock)*	277,988	5,765,471
Pharmaceuticals — 1.5%
BioDelivery Sciences International, Inc.*	296,685	1,106,635
Collegium Pharmaceutical, Inc.*(a)	114,733	2,388,741
Horizon Therapeutics PLC*	91,981	7,145,084
Zogenix, Inc.*(a)	84,937	1,522,921
		12,163,381
Professional Services — 0.5%
TriNet Group, Inc.*	66,069	3,919,213
Road & Rail — 0.7%
Werner Enterprises, Inc.	131,670	5,528,823
Semiconductors & Semiconductor Equipment — 4.9%
Brooks Automation, Inc.	115,136	5,326,191
Diodes, Inc.*	23,473	1,325,051
Enphase Energy, Inc.*(a)	76,991	6,358,687
Lattice Semiconductor Corp.*(a)	244,444	7,079,098
MACOM Technology Solutions Holdings, Inc.*(a)	145,310	4,941,993
Monolithic Power Systems, Inc.	20,158	5,636,379
Onto Innovation, Inc.*(a)	56,993	1,697,252
Semtech Corp.*	47,223	2,500,930
Universal Display Corp.	33,914	6,129,616
		40,995,197
Software — 10.6%
Alteryx, Inc. (Class A Stock)*(a)	38,193	4,336,815
Avalara, Inc.*	43,583	5,549,859
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Cloudflare, Inc. (Class A Stock)*(a)	152,284	$6,252,781
Duck Creek Technologies, Inc.*	61,336	2,786,495
Everbridge, Inc.*(a)	43,535	5,473,656
Jamf Holding Corp.*(a)	16,131	606,687
JFrog Ltd. (Israel)*(a)	8,845	748,729
LivePerson, Inc.*(a)	101,591	5,281,716
Model N, Inc.*(a)	144,573	5,100,536
Ping Identity Holding Corp.*(a)	93,164	2,907,648
Pluralsight, Inc. (Class A Stock)*	257,280	4,407,206
Q2 Holdings, Inc.*	37,278	3,401,990
Rapid7, Inc.*(a)	212,708	13,026,238
Sailpoint Technologies Holdings, Inc.*	115,400	4,566,378
Sumo Logic, Inc.*(a)	173,189	3,775,520
SVMK, Inc.*	239,801	5,302,000
Tenable Holdings, Inc.*	167,554	6,325,164
Varonis Systems, Inc.*	72,854	8,408,809
		88,258,227
Specialty Retail — 2.7%
Children’s Place, Inc. (The)(a)	51,234	1,452,484
Dick’s Sporting Goods, Inc.	60,670	3,511,580
Five Below, Inc.*	30,571	3,882,517
National Vision Holdings, Inc.*(a)	285,766	10,927,692
Tilly’s, Inc. (Class A Stock)	130,324	785,854
Vroom, Inc.*(a)	39,602	2,050,591
		22,610,718
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer, Inc.*	31,167	822,809
Textiles, Apparel & Luxury Goods — 0.7%
PVH Corp.	104,584	6,237,390
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.	80,140	2,965,981
Trading Companies & Distributors — 0.9%
Herc Holdings, Inc.*	180,152	7,135,821

Total Long-Term Investments (cost $623,712,280)		823,230,588
Short-Term Investments — 23.7%
Affiliated Mutual Funds — 22.6%
PGIM Core Ultra Short Bond Fund(w)	599	599
PGIM Institutional Money Market Fund (cost $188,694,402; includes $188,653,525 of cash collateral for securities on loan)(b)(w)	188,716,853	188,679,110

Total Affiliated Mutual Funds (cost $188,695,001)		188,679,709

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Unaffiliated Fund — 1.1%
BlackRock Liquidity FedFund	9,156,921	$9,156,921
(cost $9,156,921)

Total Short-Term Investments (cost $197,851,922)		197,836,630

TOTAL INVESTMENTS—122.3% (cost $821,564,202)		1,021,067,218

Liabilities in excess of other assets — (22.3)%		(186,336,317)

Net Assets — 100.0%		$834,730,901

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $184,374,457; cash collateral of $188,653,525 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4